Note 8 - Leases - Operating Lease Balance Sheet Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 0	$ 55,219	$ 254,649	$ 255,892
Operating lease right-of-use assets	131,223		197,355	254,100
Total lease cost	0	55,219	254,649	255,892
Operating lease liabilities, current portion	96,584		159,665	177,188
Operating lease liabilities, non-current portion	33,366		37,829	86,974
Total operating lease liabilities	$ 129,950		$ 197,494	$ 264,162
Weighted average remaining lease term (in years) – operating leases (Year)	7 months 28 days		11 months 15 days	1 year 5 months 12 days
Weighted average discount rate – operating leases	5.50%		5.50%	5.50%
Cash paid for amounts included in the measurement of operating lease liabilities	$ 69,821	$ 65,108	$ 259,558	$ 256,977
2023 (9 months remaining)	95,911
Lessee, Operating Lease, Liability, to be Paid, Year One	38,808		164,596
Total future lease payments	134,719		203,404
Less: imputed interest	(4,769)		(5,910)
Total	$ 129,950		$ 197,494	$ 264,162